G. Stock-Based Compensation (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
G. Stock-Based Compensation Details Narrative
Unrecognized compensation expense	$ 477
Period for recognition	5 months